Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
North Shore Equity Rotation ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	26.70%	31.01%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	27.78%